SCHEDULE OF RELATED PARTY BALANCES AND TRANSACTIONS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Due from related parties, current	¥ 4,535
Yin Yu Guo [Member]
Related Party Transaction [Line Items]
Due from related parties, current	60
Due to related parties, current	1,300
Jimi [Member]
Related Party Transaction [Line Items]
Due from related parties, current		495
Due to related parties, current	28	125
Other [Member]
Related Party Transaction [Line Items]
Due from related parties, current	165	167
Due to related parties, current	235	247
Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties, current	225	662
Due to related parties, current	2,836	1,645
Jibi [Member]
Related Party Transaction [Line Items]
Due to related parties, current	671	671
Small Ye Group [Member]
Related Party Transaction [Line Items]
Due to related parties, current	¥ 602	¥ 602